Contractual Maturities of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments Classified by Contractual Maturity Date [Line Items]
2014	¥ 1,729,858
2015	1,127,205
2016	893,474
2017	608,167
2018	282,082
After five years	105,311
Finance receivables, noncurrent	3,016,239
Total finance receivables	¥ 4,746,097	¥ 4,009,801